UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS—March 31, 2017 — (unaudited)

Industry Description		Ratings (1) (unaudited)			Maturity	Principal Amount **/	Value
	Type	Moody’s	S&P	Interest Rate	Date (2)	Shares	(Note 1)
LOANS (3) (4)-92.3%
Aerospace & Defense- 0.8%

Digital Globe, Inc.	BTL-B	Ba3	BB+	3.73%	01/15/2024	$1,002,488	$1,005,411
Transdigm Group, Inc.	BTL-F	Ba2	B	3.98	06/09/2023	1,401,611	1,393,726

							2,399,137

Air Freight & Logistics- 0.3%

Air Medical Group Holdings LLC	BTL-B	B2	B	4.25	04/28/2022	982,500	980,657

Building Products- 1.2%

Beacon Roofing Supply, Inc.	BTL-B	B2	BB+	3.66-5.75	10/01/2022	1,098,275	1,104,223
HD Supply, Inc.	BTL-B	Ba3	BB-	3.73	10/17/2023	1,343,250	1,351,365
Summit Materials LLC	BTL	Ba2	BB	3.75	07/17/2022	933,375	941,542

							3,397,130

Capital Markets- 2.7%

AlixPartners LLC	BTL-B	B2	B+	4.00	07/28/2022	3,456,338	3,474,238
AlixPartners LLC	BTL-B	B2	B+	4.15	04/04/2024	1,715,000	1,721,431
Russell Investments U.S. Institutional Holdco, Inc.	BTL	Ba2	BB	6.75	06/01/2023	2,567,308	2,586,563

							7,782,232

Chemicals- 3.1%

Allnex (Lux) & Cy SCA	BTL-B2	B1	B	4.29	09/13/2023	1,000,331	1,004,708
Allnex USA, Inc.	BTL-B3	B1	B	4.29	09/13/2023	753,640	756,937
Atotech BV	BTL-B1	B1	B+	4.15	01/31/2024	465,000	467,180
Chemours Co.	BTL-B	Ba1	BB+	6.00	05/12/2022	534,193	533,359
DuBois Chemicals, Inc.(8)	Delayed Draw	B1	B-	4.75	03/27/2024	200,000	201,250
DuBois Chemicals, Inc.(16)	1st Lien	B1	B-	4.88	03/27/2024	800,000	805,000
Gates Global, Inc.	BTL	B2	B+	4.40	07/06/2021	1,363,593	1,364,918
MacDermid, Inc.	BTL-B4	B2	BB-	4.98	06/07/2023	1,385,915	1,395,270
Minerals Technologies, Inc.	BTL-B	Ba2	BB+	3.24-5.25	02/14/2024	1,011,692	1,021,809
Univar, Inc.	BTL-B2	B2	BB-	3.73	07/01/2022	1,200,329	1,200,929

							8,751,360

Commercial Services & Supplies- 7.8%

ADS Waste Holdings, Inc.	BTL	B1	BB	3.70	11/10/2023	1,041,651	1,048,682
Audio Visual Services Group, Inc.	BTL-B	B1	B+	4.50	01/24/2021	3,066,010	3,072,397
Avolon Holdings, Ltd.	BTL-B	Ba2	BBB-	3.74	03/20/2022	2,345,000	2,375,939
Berlin Packaging LLC	BTL	B2	B	4.50	10/01/2021	497,465	499,952
Brand Energy and Infrastructure Services, Inc.	BTL-B	B2	B	4.76-4.90	11/26/2020	2,345,569	2,347,328
Brickman Group Holdings, Inc.	1st Lien	B2	B	4.00-4.02	12/18/2020	1,409,190	1,411,393
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50-7.52	12/17/2021	2,241,000	2,248,283
Camelot UK Holdco, Ltd.	BTL-B	B2	BB-	4.75	10/03/2023	1,024,850	1,026,900
Casella Waste Systems, Inc.	BTL-B	B1	B+	4.00	10/17/2023	1,087,275	1,094,750
Fly Funding II SARL	BTL	Ba3	BB+	3.79	02/09/2022	1,241,855	1,244,960
KAR Auction Services, Inc.	BTL-B3	Ba3	BB-	4.50	03/09/2023	559,350	565,643
Peak 10, Inc.(5)	2nd Lien	Caa2	CCC+	8.28	06/17/2022	845,000	829,684
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.75	02/28/2022	1,465,000	1,465,000
ServiceMaster Co.	BTL-B	Ba2	BB+	3.48	11/08/2023	998,290	1,002,658
Vizient, Inc.	BTL-B2	B1	B+	5.00	02/13/2023	888,651	896,798
Waste Industries USA, Inc.	BTL-B	B1	BB-	3.73	02/27/2020	1,019,200	1,022,597

							22,152,964

Construction & Engineering- 0.3%

Pike Corp.	1st Lien	B1	B	4.75	03/01/2024	475,000	479,453
Pike Corp.	2nd Lien	Caa1	CCC+	9.00	09/02/2024	275,000	273,625

							753,078

Construction Materials- 1.0%

Headwaters, Inc.	BTL-B	B1	BB-	4.00	03/24/2022	1,328,269	1,330,593
Quikrete Companies, Inc.	1st Lien	B1	BB-	4.23	11/15/2023	1,456,350	1,470,611

							2,801,204

Consumer Finance- 0.2%

Vantiv LLC	BTL-B	Ba2	BBB-	3.41	10/14/2023	664,762	669,391

Containers & Packaging- 2.5%

Berry Plastics Holding Corp.	BTL-I	Ba3	BB	3.48-3.52	10/01/2022	2,589,636	2,607,844
Berry Plastics Holding Corp.	BTL-J	Ba3	BB	3.52	01/19/2024	245,000	246,531
Flex Acquisition Co., Inc.	BTL	B1	B	4.25	12/29/2023	1,550,000	1,559,688
Mauser Holding GmbH	2nd Lien	Caa2	CCC+	8.75	07/31/2022	1,605,000	1,605,000
ProAmpac PG Borrower LLC	1st Lien	B2	B	5.06-7.00	11/18/2023	573,563	577,434
ProAmpac PG Borrower LLC	2nd Lien	Caa2	CCC+	9.56	11/18/2024	385,000	388,369

							6,984,866

Distributors- 0.4%

ABC Supply Co., Inc.	BTL-B	B1	BB+	3.73	10/31/2023	1,010,474	1,013,884

Diversified Financial Services- 0.2%

TransUnion LLC	BTL	Ba3	BB	3.48	04/09/2023	514,456	518,186

Diversified Telecommunication Services- 2.0%

Level 3 Financing, Inc.	BTL-B	Ba1	BBB-	3.23	02/22/2024	1,000,000	1,000,500
Numericable Finance & Co. SCA(16)	BTL-B11	B1	B+	3.75	06/21/2025	750,000	746,625
Numericable Finance & Co. SCA	BTL-B10	B1	B+	4.29	01/14/2025	1,182,038	1,182,530
Numericable Finance & Co. SCA	BTL-B	B1	B+	5.29	01/15/2024	421,813	422,972
Telenet Bidco NV	BTL-AF	Ba3	BB-	3.91	01/31/2025	1,415,000	1,419,201
UPC Financing Partnership	BTL-AP	Ba3	BB	3.66	04/15/2025	1,000,000	1,002,000

							5,773,828

Electric Utilities- 0.5%

Helix Gen Funding LLC(16)	BTL	Ba2	BB	4.75	02/23/2024	1,315,000	1,330,616

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	1st Lien	B3	B+	6.65	09/30/2023	621,875	626,798

Electronic Equipment, Instruments & Components- 0.3%

Dell, Inc.	BTL-B1	Baa3	NR	3.49	09/07/2023	498,750	500,620
Ortho Clinical Diagnostics SA	BTL	B1	B-	4.75	06/30/2021	466,600	462,342

							962,962

Energy Equipment & Services- 1.3%

Drillships Financing Holding, Inc.(5)	BTL-B	Ca	CCC-	5.56	07/25/2021	978,910	878,572
Pacific Drilling SA	BTL-B	Caa3	NR	4.63	06/04/2018	803,688	365,678
Paragon Offshore, Ltd.(7)	BTL-B	NR	NR	5.75	07/18/2021	682,500	264,895
Pinnacle Holdco SARL	BTL	B3	B-	4.75	07/30/2019	1,006,942	815,623
Seadrill Partners Finco LLC	BTL-B	Caa2	CCC+	4.15	02/21/2021	1,860,780	1,258,352

							3,583,120

Food & Staples Retailing- 1.9%

Albertson’s Holdings LLC	BTL-B4	Ba2	BB	3.98	08/22/2021	990,949	994,975
Rite Aid Corp.	BTL	B2	BB-	4.88	06/21/2021	2,230,000	2,232,788
Rite Aid Corp.	2nd Lien	B2	BB-	5.75	08/21/2020	1,055,000	1,057,374
U.S. Foods, Inc.	BTL	B1	BB	3.73	06/27/2023	1,002,688	1,011,104

							5,296,241

Food Products- 2.3%

B&G Foods, Inc.	BTL-B	NR	BB+	3.23	11/02/2022	900,421	900,421
Hearthside Food Solutions LLC	BTL-B	B1	B	4.00	06/02/2021	998,807	1,003,801
Hostess Brands, Inc.	BTL-B	B1	BB-	4.00	08/03/2022	2,090,621	2,109,436
JBS USA LLC	BTL-B	Ba1	BBB-	3.29	10/30/2022	1,010,000	1,011,894
Pinnacle Foods Finance LLC	BTL-B	Ba2	BB+	2.81	02/02/2024	862,838	866,228
Pinnacle Operating Corp.(5)(15)	BTL-B2	Caa1	NR	8.25	11/15/2021	734,618	668,502

							6,560,282

Health Care Equipment & Supplies- 2.2%

Alere, Inc.	BTL-B	Ba3	BB-	4.25	06/18/2022	1,295,529	1,295,132
Immucor, Inc.	BTL-B2	B2	B-	5.00	08/17/2018	1,784,871	1,760,775
Kinetic Concepts, Inc.	BTL-E1	B1	B	4.40	02/02/2024	840,000	837,900
Sterigenics-Nordion Holdings LLC	BTL-B	B1	B	4.15	05/15/2022	1,315,000	1,311,713
Sterigenics-Nordion Holdings LLC	BTL-B	B1	B	4.40	05/15/2022	1,162,300	1,162,300

							6,367,820

Health Care Providers & Services- 5.9%

American Renal Holdings, Inc.	1st Lien	B2	B+	4.65	09/20/2019	1,114,729	1,108,320
CHS/Community Health Systems, Inc.	BTL-H	Ba3	BB-	4.00-4.05	01/27/2021	1,076,967	1,060,588
Envision Healthcare Corp.	BTL-B	Ba3	BB-	4.15	12/01/2023	2,108,927	2,125,733
Genoa, a QoL Healthcare Co. LLC	1st Lien	B1	B	4.90	10/28/2023	935,300	938,574
Genoa, a QoL Healthcare Co. LLC	2nd Lien	Caa1	CCC+	9.15	10/25/2024	500,000	502,500
Healogics, Inc.	1st Lien	B2	B	5.32	07/01/2021	985,434	916,043
Inventiv Health, Inc.	BTL-B	B2	B	4.80	11/09/2023	2,937,638	2,946,556
MPH Acquisition Holdings LLC	BTL-B	B1	B+	4.90	06/07/2023	2,704,388	2,736,502
Opal Acquisition, Inc.	BTL-B	B2	B-	5.00-5.15	11/27/2020	600,210	558,696
Surgery Center Holdings, Inc.	1st Lien	B2	B	4.75	11/03/2020	1,202,335	1,211,352
Team Health, Inc.	1st Lien	B1	B	3.75	02/06/2024	980,000	974,365
U.S. Renal Care, Inc.	BTL-B	B1	B	5.40	12/31/2022	1,765,144	1,650,409

							16,729,638

Health Care Technology- 0.2%

IMS Health, Inc.	BTL-B1	Ba1	BBB-	2.75-2.83	03/07/2024	702,491	706,706

Hotels, Restaurants & Leisure- 6.1%

1011778 B.C. ULC	BTL-B3	Ba3	B+	3.25-3.40	02/16/2024	623,700	624,219
Affinity Gaming LLC	BTL	B1	B+	4.52	07/01/2023	635,200	638,178
Aristocrat Leisure, Ltd.	BTL-B	Ba1	BB	3.14	10/20/2021	892,851	897,873
Boyg Gaming Corp.	BTL-B2	Ba3	BB	3.45	09/15/2023	1,030,000	1,031,803
Caesars Entertainment Operating Co., Inc.(7)	BTL-B6	NR	NR	1.50	03/01/2022	1,910,401	2,211,290
Caesars Growth Properties Holdings LLC	BTL	B2	B+	6.25	05/08/2021	1,067,679	1,072,350
CityCenter Holdings LLC	BTL-B	B1	BB	3.73	10/16/2020	913,243	922,376
Eldorado Resorts LLC(16)	BTL-B	Ba3	BB	3.25	03/13/2024	2,100,000	2,100,876
Eldorado Resorts LLC	BTL-B	Ba3	BB	4.25	07/23/2022	962,850	962,850
Four Seasons Holdings, Inc.	1st Lien	B1	BB	4.15	11/30/2023	618,450	624,855
Hilton Worldwide Finance LLC	BTL-B2	Ba1	BBB-	2.98	10/25/2023	1,000,315	1,007,818
Lindblad Expeditons, Inc.	BTL	B2	BB	5.82	05/08/2021	224,569	226,253
Lindblad Expeditons, Inc.	CTL	B2	BB	5.82	05/08/2021	1,740,431	1,753,484
Scientific Games International, Inc.	BTL-B3	Ba3	B+	4.85-4.94	10/01/2021	444,405	449,682
Station Casinos, Inc.	BTL-B	Ba3	BB	3.45	06/08/2023	873,400	875,802
Town Sports International Holdings, Inc.	BTL	Caa2	CCC+	4.50	11/15/2020	2,206,279	1,930,494

							17,330,203

Household Durables- 1.1%

Installed Building Products, Inc.	1st Lien	B1	BB	4.00	03/23/2024	690,000	686,550
Wilsonart LLC	BTL	B2	B+	4.65	12/19/2023	2,294,250	2,307,155

							2,993,705

Household Products- 1.1%

Prestige Brands, Inc.	BTL-B4	B1	BB-	3.73	01/26/2024	445,494	448,928
Reynolds Group Holdings, Inc.	BTL	B2	B+	3.98	02/05/2023	2,621,841	2,632,082

							3,081,010

Industrial Conglomerates- 1.2%

American Rock Salt Co. LLC	BTL-B	B2	B	4.90	05/20/2021	1,729,362	1,730,083
American Rock Salt Co. LLC	2nd Lien	B2	B	4.90	05/20/2021	976,402	972,741
Utex Industries, Inc.	1st Lien	Caa1	CCC+	5.00	05/22/2021	820,780	763,325

							3,466,149

Industrial Power Producers & Energy Traders- 0.3%

Calpine Corp.	BTL-B7	Ba2	BB	3.90	05/31/2023	862,231	865,157

Insurance- 2.4%

Asurion Corp.	BTL-B2	B1	BB-	4.23	07/08/2020	359,664	361,912
Asurion Corp.	BTL-B4	B1	BB-	4.25	08/04/2022	975,570	980,041
Asurion Corp.	BTL-B5	B1	BB-	4.75	11/03/2023	1,381,853	1,392,217
Asurion Corp.	2nd Lien	Caa1	B-	8.50	03/03/2021	1,905,000	1,923,456
Compass Investments, Inc.	BTL	B1	B	4.25	12/27/2019	1,181,839	1,182,332
Hub International, Ltd.	BTL	B1	B+	4.04-4.17	10/02/2020	449,034	450,648
NFP Corp.	BTL-B	B1	B+	4.65	01/06/2024	433,913	437,818

							6,728,424

Internet & Direct Marketing Retail- 0.7%

Acosta, Inc.	BTL	B2	B	4.29	09/26/2021	1,338,489	1,250,818
Lands’ End, Inc.	BTL-B	B2	B-	4.25	04/04/2021	931,233	744,986

							1,995,804

Internet Software & Services- 1.3%

Go Daddy Operating Co. LLC(8)	Delayed Draw	Ba3	BB-	3.49	02/15/2024	1,141,141	1,141,569
Go Daddy Operating Co. LLC	BTL-B	Ba3	BB-	3.49	02/15/2024	858,859	859,181
GTT Communications, Inc.	BTL-B	B1	B+	5.00	01/09/2024	593,513	600,931
Zayo Group LLC	BTL-B	Ba2	BB	3.50	01/19/2024	995,000	999,353

							3,601,034

IT Services- 5.9%

CCC Information Services, Inc.(16)	1st Lien	B2	B	4.00	03/29/2024	860,000	855,700
CCC Information Services, Inc.(16)	2nd Lien	Caa2	CCC	7.75	03/29/2025	390,000	387,075
Ceridian Corp.	BTL-B2	Ba3	B-	4.54-4.65	09/15/2020	762,066	755,398
Evo Payments International	1st Lien	B1	B	6.00	12/22/2023	1,620,000	1,634,682
Evo Payments International	2nd Lien	Caa1	B-	10.00	11/15/2024	645,000	645,806
First Data Corp.	BTL-C	Ba3	BB	3.98	03/24/2021	3,404,904	3,429,021
First Data Corp.	BTL	Ba3	BB	3.98	07/10/2022	3,381,956	3,407,791
Gartner, Inc.(16)	BTL-B	Ba1	BB+	3.00	03/14/2024	705,000	708,525
Global Payments, Inc.	BTL-B	Ba2	BBB-	3.48	04/22/2023	258,218	259,751
WEX, Inc.	BTL-B	Ba3	BB-	4.48	07/01/2023	2,873,288	2,903,560
Xerox Business Services LLC	BTL-B	Ba2	BB+	6.33	12/07/2023	1,775,550	1,796,635

							16,783,944

Leisure Equipment & Products- 0.6%

SRAM LLC	BTL	B2	B	4.50-6.50	03/15/2024		1,788,681	1,793,153

Life Sciences Tools & Services- 0.9%

Pharmaceutical Product Development, Inc.	BTL-B	B1	B	4.25-4.40	08/18/2022		2,678,594	2,685,961

Machinery- 4.0%

Columbus McKinnon Corp.	BTL-B	Ba3	B+	4.15	01/31/2024		1,180,871	1,189,727
Gardner Denver, Inc.	BTL	B2	B	4.25-4.57	07/30/2020		1,856,371	1,851,151
Harbor Freight Tools USA, Inc.	BTL-B	Ba3	BB-	4.23	08/19/2023		1,713,168	1,711,265
Harsco Corp.	BTL-B	Ba1	BB	6.00	11/02/2023		1,127,175	1,148,310
NN, Inc.	BTL	B2	B+	4.75	03/22/2021		1,785,000	1,783,893
Outerwall, Inc.	1st Lien	B1	B	5.25	09/27/2023		1,587,025	1,598,928
Outerwall, Inc.	2nd Lien	Caa1	CCC+	9.75	09/27/2024		685,000	688,425
Paladin Brands Holding, Inc.(5)	BTL	B3	B+	7.25	08/16/2019		1,622,492	1,533,255

								11,504,954

Media- 8.0%

Advantage Sales & Marketing LLC	1st Lien	B1	B	4.25	07/23/2021		1,962,722	1,939,170
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	7.50	07/25/2022		1,000,000	965,000
CBS Radio, Inc.(16)	BTL-B	Ba3	BB-	3.75	03/02/2024		570,000	572,138
CBS Radio, Inc.	BTL-B	Ba3	BB-	4.50	10/17/2023		568,991	573,685
Charter Communications Operating LLC	BTL	Ba1	BBB-	3.23	01/15/2024		1,069,200	1,073,655
CSC Holdings, Inc.(8)(16)	Delayed Draw	Ba1	BB-	3.25	07/15/2025		150,000	149,625
CSC Holdings, Inc.	BTL	Ba1	BB-	3.94	10/11/2024		1,010,625	1,007,677
Delta 2 (Lux) SARL	BTL-B3	B2	B	4.57	02/01/2024		3,944,124	3,940,602
Delta 2 (Lux) SARL	2nd Lien	Caa2	CCC+	8.07	07/29/2022		1,046,500	1,048,593
Galleria Co.	BTL-B	Ba1	BBB-	3.81	09/29/2023		995,000	999,665
Getty Images, Inc.	BTL-B	B3	CCC+	4.75	10/18/2019		1,821,369	1,589,145
ION Media Networks, Inc.	BTL-B2	B1	B+	4.50	12/18/2020		2,662,221	2,682,188
Mission Broadcasting, Inc.	BTL-B2	Ba3	BB+	3.94	01/17/2024		80,710	81,080
Nexstar Broadcasting, Inc.	BTL-B	Ba3	BB+	3.94	01/17/2024		832,498	836,314
Salem Communications Corp.(5)	BTL-B	B2	B-	4.50	03/16/2020		363,178	354,553
Univision Communications, Inc.	BTL-C4	B2	BB-	3.75	03/15/2024		2,918,975	2,896,172
Virgin Media Investments, Ltd.	BTL-I	Ba3	BB-	3.66	01/31/2025		1,080,000	1,082,430
Ziggo Secured Finance Partners	BTL-E	Ba3	BB-	3.49	04/15/2025		1,040,000	1,038,886

								22,830,578

Metals & Mining- 1.1%

Ameriforge Group, Inc.(17)	BTL	Caa2	CCC-	5.00	12/19/2019		912,429	676,338
Crosby Worldwide, Ltd.	1st Lien	Caa1	B-	4.05	11/23/2020		1,021,602	942,109
Signode Industrial Group U.S., Inc.	BTL-B	B1	B	4.00-4.15	05/01/2021		1,392,417	1,401,119

								3,019,566

Multi Utilities- 0.4%

Energy Future Intermediate Holding Co. LLC(7)	DIP	NR	NR	4.30	06/30/2017		1,215,000	1,213,988

Multiline Retail- 0.2%

Neiman Marcus Group, Inc.	BTL-B	Caa1	CCC+	4.25	10/25/2020		675,540	541,698

Oil, Gas & Consumable Fuels- 5.9%

American Energy Marcellus LLC	1st Lien	Ca	CC	5.28	08/04/2020		1,565,000	1,083,763
Arch Coal, Inc.(7)	BTL	NR	BB-	5.00	03/07/2024		2,190,000	2,185,894
California Resources Corp.	2nd Lien	Caa1	B	11.38	12/31/2021		1,315,000	1,446,500
Chesapeake Energy Corp.	BTL	B3	B+	8.55	08/23/2021		880,000	932,800
Chief Exploration & Development LLC	2nd Lien	NR	NR	7.93	05/16/2021		1,785,000	1,735,913
Energy Transfer Equity LP	BTL	Ba2	BB	3.54	02/02/2024		929,412	926,258
Foresight Energy LLC	1st Lien	B2	B	6.75	03/10/2024		2,795,000	2,690,188
Peabody Energy Corp.	BTL	Ba3	NR	5.50	03/31/2022		1,055,000	1,051,703
Philadelphia Energy Solutions LLC(5)	BTL-B	B3	B+	6.25	04/04/2018		916,800	829,704
Power Buyer LLC	BTL	B2	B+	4.40	05/06/2020		1,028,630	1,028,201
Power Buyer LLC(5)	2nd Lien	Caa2	CCC+	8.40	11/06/2020		670,000	666,650
Western Refining LP	BTL-B	B1	B+	5.25	11/12/2020		2,104,288	2,104,288

								16,681,862

Personal Products- 0.4%

Revlon Consumer Products Corp.	BTL-B	Ba3	B+	4.48	09/07/2023		1,094,500	1,094,348

Pharmaceuticals- 1.8%

Catalent Pharma Solutions, Inc.	BTL-B2	Ba3	BB	3.75	05/20/2021		1,407,941	1,421,728
Endo Luxembourg Finance Co.	BTL-B	Ba2	BB	4.00	09/26/2022		2,167,563	2,166,659
Valeant Pharmaceuticals International, Inc.	BTL-F1	Ba3	BB-	5.57	04/01/2022		1,663,760	1,667,457

								5,255,844

Professional Services- 0.9%

Nexeo Solutions LLC	BTL-B	B3	B	5.16	06/09/2023		1,622,758	1,637,971
On Assignment, Inc.	BTL-B2	Ba2	BB	3.23	06/03/2022		824,712	829,523

								2,467,494

Real Estate Investment Trusts- 1.1%

Capital Automotive LP	1st Lien	B1	B	4.00	03/24/2024		310,000	311,292
Capital Automotive LP	2nd Lien	B3	CCC+	7.00	03/24/2025		475,000	479,750
Equinix, Inc.	BTL-B	Ba2	BBB-	3.25	01/05/2024	EUR	1,130,000	1,213,018
MGM Growth Properties LLC	BTL	Ba3	BB+	3.48	04/25/2023		991,209	995,174

								2,999,234

Real Estate Management & Development- 1.6%

DTZ US Borrower LLC	1st Lien	B1	B+	4.29-4.40	11/04/2021		3,298,215	3,315,531
DTZ US Borrower LLC	2nd Lien	B3	B-	9.29	11/04/2022		92,340	92,167
Realogy Corp.	BTL-B	Ba1	BB+	3.23	07/20/2022		1,110,315	1,116,144

								4,523,842

Road & Rail- 1.0%

Kenan Advantage Group, Inc.	BTL	B1	B+	4.00	07/31/2022		922,563	921,410
Kenan Advantage Group, Inc.	BTL-B	B1	B+	4.00	07/31/2022		222,951	222,672
Neff Rental LLC	2nd Lien	B3	B-	7.54	06/09/2021		1,726,263	1,724,825

								2,868,907

Semiconductors & Semiconductor Equipment- 0.5%

Integrated Device Technology, Inc.(16)	BTL-B	Baa3	BB	4.50	03/20/2024		540,000	540,000
ON Semiconductor Corp.	BTL	Ba1	BB	4.23	03/31/2023		756,462	760,108

								1,300,108

Software- 3.3%

Change Healthcare Holdings, Inc.	BTL-B8	Ba3	B+	3.75	03/01/2024		1,950,000	1,953,251
Epicore Software Co.	1st Lien	B2	B-	4.75	06/01/2022		1,019,330	1,020,604
Hyland Software, Inc.	BTL	B2	B	4.23	07/01/2022		330,000	332,558
Lawson Software, Inc.	BTL-B6	B1	B	3.90	02/01/2022		695,637	694,643
Magic Newco LLC	BTL	B1	B+	5.00	12/12/2018		2,045,285	2,051,251
Oberthur Technologies SA(8)(15)	BTL-B2	B2	B-	3.75	12/15/2023		618,421	619,194
Oberthur Technologies SA	BTL	B2	B-	3.75	01/10/2024		381,579	382,056

RP Crown Parent LLC	BTL-B	B1	B	4.50	10/12/2023	887,775	891,548
SS&C Technologies, Inc.	BTL-B1	Ba2	BB+	3.23	07/08/2022	1,273,649	1,280,246
SS&C Technologies, Inc.	BTL-B2	Ba2	BB+	3.23	07/08/2022	108,792	109,355

							9,334,706

Specialty Retail- 2.0%

At Home Holding III, Inc.	BTL	B2	B	4.54	06/03/2022	1,421,370	1,423,147
Bass Pro Group LLC	BTL-B	B1	B+	6.15	12/16/2023	2,990,000	2,877,875
J Crew Operating Corp.	BTL-B1	Caa1	CCC-	4.00	03/05/2021	735,634	446,898
PetSmart, Inc.	BTL-B2	Ba3	BB-	4.02	03/11/2022	1,073,442	1,025,138

							5,773,058

Wireless Telecommunication Services- 1.2%

LTS Buyer LLC	BTL-B	B1	B	4.40	04/13/2020	1,478,801	1,486,935
Sprint Communications, Inc.	1st Lien	Ba2	BB-	3.50	02/02/2024	2,000,000	2,000,000

							3,486,935

Total Loans (cost $264,678,932)							262,363,766

U.S. CORPORATE BONDS & NOTES- 4.4%
Building Products- 0.1%
FBM Finance, Inc.*	Sec. Notes	Caa1	B+	8.25	08/15/2021	516,000	546,960

Commercial Services & Supplies- 0.6%

Reynolds Group Issuer, Inc. FRS*	Senior Sec. Notes	B2	B+	4.52	07/15/2021	1,245,000	1,273,796
Reynolds Group Issuer, Inc.*	Company Guar. Notes	Caa2	B-	7.00	07/15/2024	390,000	417,543

							1,691,339

Construction & Engineering- 0.1%
Beazer Homes, Inc.*	Company Guar. Notes	B3	B-	8.75	03/15/2022	331,000	362,445

Containers & Packaging- 0.2%
Flex Acquisition Co., Inc.*	Senior Notes	Caa1	B-	6.88	01/15/2025	635,000	648,715

Diversified Financial Services- 0.3%

Ladder Capital Finance*	Senior Notes	Ba3	B+	5.25	03/15/2022	500,000	503,750
Navient Corp.	Senior Notes	Ba3	B+	6.50	06/15/2022	300,000	302,625

							806,375

Food Products- 0.2%

Post Holdings, Inc.*	Company Guar. Notes	B3	B	5.00	08/15/2026	750,000	718,124

Health Care Providers & Services- 0.5%

CHS/Community Health Systems, Inc.	Senior Sec. Notes	Ba3	BB-	6.25	03/31/2023	1,000,000	1,017,500
MPH Acquisition Holdings LLC*	Senior Notes	Caa1	B-	7.13	06/01/2024	265,000	284,908

							1,302,408

Industrial Power Producers & Energy Traders- 0.2%

Dynegy Finance, Inc.	Senior Sec. Notes	B3	B+	6.75	11/01/2019	500,000	513,750

IT Services- 0.6%

First Data Corp.*	Company Guar. Notes	B3	B	7.00	12/01/2023	1,500,000	1,608,750

Media- 0.2%

Gray Television, Inc.*	Company Guar. Notes	B2	B+	5.88	07/15/2026	475,000	483,313

Metals & Mining- 0.1%

Novelis Corp.*	Senior Notes	B2	B	6.25	08/15/2024	210,000	218,925

Multi Utilities- 0.0%

Texas Competitive Electric Holdings Co. LLC*(5)	Escrow Notes	NR	NR	6.25	10/01/2020	4,174,956	31,312

Oil, Gas & Consumable Fuels- 0.7%

Foresight Energy/Finance*	Sec. Notes	Caa2	CCC	11.50	04/01/2023	915,000	855,525
Peabody Securities Finance Corp.*	Senior Sec. Notes	Ba3	B+	6.00	03/31/2022	310,000	308,256
SM Energy Co.	Senior Notes	B3	B+	6.75	09/15/2026	470,000	473,819
WPX Energy, Inc.	Senior Notes	B3	B+	5.25	09/15/2024	315,000	304,763

							1,942,363

Machinery- 0.1%

Blueline Rental*	Sec. Notes	Caa1	B	9.25	03/15/2024	325,000	332,718

Personal Products- 0.2%

Revlon Escrow Corp.	Company Guar. Notes	B3	B	6.25	08/01/2024	505,000	503,738

Software- 0.3%

Infor Software Parent LLC*(9)	Company Guar. Notes	Caa2	CCC	7.13	05/01/2021	330,000	337,425
JDA Escrow/JDA Bond Finance*	Senior Sec. Notes	Caa1	CCC+	7.38	10/15/2024	400,000	417,000

							754,425

Total U.S. Corporate Bonds & Notes (cost $12,190,988)							12,465,660

FOREIGN CORPORATE BONDS & NOTES- 3.2%
Containers & Packaging- 1.0%

Ardagh Packaging Finance PLC*	Senior Sec. Notes	Ba3	BB-	4.25	09/15/2022	1,010,000	1,020,100
Ardagh Packaging Finance PLC FRS*	Senior Sec. Notes	Ba3	BB-	4.29	05/15/2021	1,000,000	1,023,750
Ardagh Packaging Finance PLC*	Company Guar. Notes	B3	CCC+	7.25	05/15/2024	685,000	732,950

							2,776,800

Diversified Financial Services- 0.1%

Tervita Escrow Corp.*	Senior Sec. Notes	B2	B-	7.63	12/01/2021	305,000	314,913

Diversified Telecommunication Services- 0.2%

Altice Financing SA*	Senior Sec. Notes	B1	BB-	6.50	01/15/2022	500,000	523,995

Energy Equipment & Services- 0.3%

Shelf Drilling Holdings, Ltd.*	Sec. Notes	B2	B-	9.50	11/02/2020	936,978	876,074

Hotels, Restaurants & Leisure- 0.3%

Codere Finance 2*	Senior Sec. Notes	B2	B	7.63	11/01/2021	1,000,000	964,750

Metals & Mining- 0.4%

Costellium NV*	Senior Notes	Caa1	CCC+	6.63	03/01/2025	1,155,000	1,110,966

Oil, Gas & Consumable Fuels- 0.5%

MEG Energy Corp.*	Sec. Notes	Caa1	BB+	6.50	01/15/2025	565,000	565,000
Tullow Oil PLC*	Company Guar. Notes	Caa1	B-	6.00	11/01/2020	1,000,000	967,500

							1,532,500

Pharmaceuticals- 0.4%

Endo International PLC*	Company Guar. Notes	B3	B	6.00	07/15/2023	560,000	490,000
Valeant Pharmaceuticals*	Senior Sec. Notes	Ba3	BB-	7.00	03/15/2024	630,000	646,538

							1,136,538

Total Foreign Corporate Bonds & Notes (cost $10,248,259)							9,236,536

COMMON STOCKS- 0.6%
Electric Utilities- 0.4%

Vistra Energy Corp.					69,610	1,134,643
Vistra Energy Corp., TRA Rights†(5)					69,610	748

						1,135,391

Media- 0.0%

Vivial†(5)(6)(10)					1,136	22,050

Oil, Gas & Consumable Fuels- 0.2%

TE Holdcorp LLC, Class A†(5)(6)(10)					44,278	442,783

Total Common Stocks (cost $6,399,356)						1,600,224

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.4%
Banks- 0.4%

Banco Bilbao Vizcaya Argentaria SA VRS(11)	NR	NR	9.00	05/09/2018	$400,000	419,220
Royal Bank of Scotland Group PLC VRS(11)	B1	B	8.63	08/15/2021	340,000	354,450
Societe Generale SA VRS(11)	Ba2	BB+	8.25	11/29/2018	400,000	418,464

Total Preferred Securities/Capital Securities (cost $1,195,799)						1,192,134

Total Long-Term Investment Securities (cost $294,713,334)						286,858,320

SHORT-TERM INVESTMENT SECURITIES- 1.9%
Registered Investment Companies - 1.9%

State Street Institutional Liquid Reserves Fund, Administration Class 0.66%(12)
(cost $5,391,331)					5,390,792	5,391,331

REPURCHASE AGREEMENTS - 3.4%
Bank of America Securities LLC Joint Repurchase Agreement(13)					$1,600,000	1,600,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)					1,775,000	1,775,000
BNP Paribas SA Joint Repurchase Agreement(13)					3,035,000	3,035,000
Deutsche Bank AG Joint Repurchase Agreement(13)					765,000	765,000
RBS Securities, Inc. Joint Repurchase Agreement(13)					2,660,000	2,660,000

Total Repurchase Agreements (cost $9,835,000)						9,835,000

TOTAL INVESTMENTS-
(cost $309,939,665)(14)					106.2%	302,084,651
Liabilities in excess of other assets					(6.2)	(17,735,080)

NET ASSETS-					100.0%	$284,349,571

BTL	Bank Term Loan
CTL	Cayman Term Loan
DIP	Debtor in Possession
EUR	Euro Dollar
NR	Security is not rated.
FRS—Floating Rate Security
VRS—Variable Rate Security
The rates shown on FRS and VRS are the current interest rates as of March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $18,586,001, representing 6.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2017.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 68 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At March 31, 2017, the aggregate value of these securities was $6,257,813, representing 2.2% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(7)	Company has filed for bankruptcy protection.
(8)	All or a portion of this holding is subject to unfunded loan commitments (see Note 4).
(9)	“Payment-in-Kind” (PIK) security—Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Vivial	04/24/2008	1,136	$668,529	$22,050	$19.41	0.00%
TE Holdcorp LLC, Class A	12/31/2016	44,278	1,638,216	442,783	10.00	0.02

				$464,833		0.02%

(11)	Perpetual maturity—maturity date reflects the next call date.
(12)	The rate shown is the 7-day yield as of March 31, 2017.
(13)	See Note 2 for details of the Joint Repurchase Agreement.
(14)	See Note 3 for cost of investments on a tax basis.
(15)	“Payment-in-Kind” (PIK) security. Income may be paid in additional loans or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at the coupon rate listed.
(16)	As of March 31, 2017, the loan has not settled and as a result, the interest rate is estimated based on information available.
(17)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR	1,130,000	USD	1,231,169	04/28/2017	$24,388	$—

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$2,952,547	$630,573	$3,583,120
Other Industries	—	258,780,646	—	258,780,646
U.S. Corporate Bonds & Notes	—	12,465,660	—	12,465,660
Foreign Corporate Bonds & Notes	—	9,236,536	—	9,236,536
Common Stocks:
Electric Utilities	1,134,643	748	—	1,135,391
Media	—	—	22,050	22,050
Oil, Gas & Consumable Fuels	—	—	442,783	442,783
Preferred Securities/Capital Securities	—	1,192,134	—	1,192,134
Short-Term Investment Securities	5,391,331	—	—	5,391,331
Repurchase Agreements	—	9,835,000	—	9,835,000

Total Investments at Value	$6,525,974	$294,463,271	$1,095,406	$302,084,651

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$24,388	$—	$24,388

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2017 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of March 31, 2017, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

The following tables represent the value of derivatives held as of March 31, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2017, please refer to a schedule following the Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
	Forward Foreign Currency Contract(1)	Forward Foreign Currency Contract(1)
Senior Floating Rate Fund	$ 24,388	$ —

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 2. Repurchase Agreements

As of March 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.56%	$1,600,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2017, bearing interest at a rate of 0.78% per annum, with a principal amount of $45,000,000, a repurchase price of $45,002,925, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	10/31/2022	$46,382,200	$46,218,328

As of March 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.55%	$1,775,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2017, bearing interest at a rate of 0.77% per annum, with a principal amount of $50,000,000, a repurchase price of $50,003,208, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.75%	11/15/2043	$44,348,000	$51,014,613

As of March 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.57%	$3,035,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2017, bearing interest at a rate of 0.78% per annum, with a principal amount of $85,000,000, a repurchase price of $85,005,525, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	11/30/2020	$86,626,500	$86,722,693

As of March 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.54%	$765,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2017, bearing interest at a rate of 0.79% per annum, with a principal amount of $21,630,000, a repurchase price of $21,631,424, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$20,821,000	$22,155,943

As of March 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.56%	$2,660,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2017, bearing interest at a rate of 0.76% per annum, with a principal amount of $74,800,000, a repurchase price of $74,804,737, and a maturity date of April 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2045	$75,947,000	$76,257,440

Note 3. Federal Income Taxes

As of March 31, 2017, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$309,942,356

Gross unrealized appreciation	$2,717,026
Gross unrealized depreciation	(10,574,731)

Net unrealized depreciation	$(7,857,705)

Note 4. Unfunded Loan Commitments

At March 31, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
CSC Holdings, Inc.	Delayed Draw	07/15/2025	$150,000	$149,625
DuBois Chemicals, Inc.	Delayed Draw	03/27/2024	200,000	201,250
Go Daddy Operating Co. LLC	Delayed Draw	02/15/2024	1,141,141	1,141,569
Oberthur Technologies SA	BTL-B2	12/15/2023	618,421	619,194

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 26, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	May 26, 2017